SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value
Total equity securities with readily determinable fair values	¥ 1,788	¥ 2,589		$ 259
Operating lease right-of-use assets	28,970	29,942		4,200
Impairment charge of intangible assets		245
Goodwill, Impairment Loss			¥ 437
Property and equipment, impairment loss		24
Operating lease right-of-use assets, impairment loss		48
Long-term investment, impairment loss		63
Goodwill	5,195	5,132	4,988	$ 753
Long-lived asset impairment loss	297	157	180
Convertible Debt
Fair value
Long-term bank borrowings, current portion		3,029
Carrying amounts of convertible senior notes	3,463	6,186	6,318
Fair value of convertible senior notes	4,283	6,681	¥ 7,747
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Total equity securities with readily determinable fair values	1,788	2,589
Employee benefit plan assets	13	5
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities		220
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Available-for-sale debt securities	296
Non-recurring basis
Fair value
Property and equipment		33
Intangible assets		2,556
Operating lease right-of-use assets		88
Non-recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Property and equipment	38
Intangible assets	388
Long-term investments	11
Operating lease right-of-use assets	336
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Property and equipment	38
Intangible assets	388
Long-term investments	11
Operating lease right-of-use assets	336
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	218	33
Intangible assets	170	2,556
Long-term investments	27
Operating lease right-of-use assets	¥ 76	¥ 88
Revenue growth rate | Minimum
Fair value
Measurement input	(15)	(15)	(15)	(15)
Revenue growth rate | Maximum
Fair value
Measurement input	4	4	4	4
Discount rate | Minimum
Fair value
Measurement input	8.64	8.64	8.64	8.64
Discount rate | Maximum
Fair value
Measurement input	12	12	12	12